Financial Highlights (Details) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2020
Management fee percentage per annum	2.00%
Trading profits percent included in computing ratios to average capital	20.00%
Monthly management fee charges description	1/12 of 2.00% (2.00% per annum)